CASH AND CASH EQUIVALENTS (Tables)	3 Months Ended
Dec. 31, 2025
CASH AND CASH EQUIVALENTS.
Schedule of cash and cash equivalents

	December 31, 2025	September 30, 2025
Cash in banks	$222,466	$1,785,403
	$222,466	$1,785,403